Business Segment and Geographic Region Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total business acquistion transaction cost	$ 178	$ 0	$ 0
Business segment acquisition integration pretax charges	33	14	40
Entity-wide revenue, major customer, amount	0	0	0
Business Segment Information
Net sales	16,311	16,049	13,715
Segment operating profit	2,216	2,260	1,700
Amortization of intangible assets	(195)	(190)	(181)
Interest expense - net	(208)	(118)	(136)
Pension and other postretirement benefits expense	(162)	(142)	(120)
Inventory step-up adjustment	(42)	(5)	0
Other corporate expense - net	(358)	(252)	(227)
Income before income taxes	1,251	1,553	1,036
Income tax expense	31	201	99
Net income	1,220	1,352	937
Less net income for noncontrolling interests	(3)	(2)	(8)
Net income attributable to Eaton ordinary shareholders	1,217	1,350	929
Electrical Products [Member]
Segment Reporting Information [Line Items]
Business segment acquisition integration pretax charges	4	1	23
Business Segment Information
Net sales	3,846	3,619	3,390
Segment operating profit	640	531	490
Hydraulics [Member]
Segment Reporting Information [Line Items]
Business segment acquisition integration pretax charges	16	4	1
Business Segment Information
Net sales	2,960	2,835	2,212
Segment operating profit	369	438	279
Aerospace [Member]
Segment Reporting Information [Line Items]
Business segment acquisition integration pretax charges	0	0	4
Business Segment Information
Net sales	1,719	1,648	1,536
Segment operating profit	213	244	220
All Segments [Member]
Segment Reporting Information [Line Items]
Business segment acquisition integration pretax charges	33	14	40
Electrical Systems and Services [Member]
Segment Reporting Information [Line Items]
Business segment acquisition integration pretax charges	13	9	12
Business Segment Information
Net sales	3,872	3,557	3,033
Segment operating profit	424	352	303
Vehicle [Member]
Business Segment Information
Net sales	3,914	4,390	3,544
Segment operating profit	$ 570	$ 695	$ 408